Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company’s ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2025	2024
Assets:
Operating leases, net	$70.4	$60.9
Finance leases, net	2.7	3.0
Total right-of-use assets	$73.1	$63.9

Liabilities:
Operating leases:
Current	$21.6	$19.0
Non-Current	63.9	59.4
Total operating lease liabilities	$85.5	$78.4

Finance leases:
Current	$1.1	$1.2
Non-Current	1.9	2.1
Total finance lease liabilities	$3.0	$3.3

Total lease liabilities	$88.5	$81.7

Schedule of Lease Expense
The following table represents the Company’s lease expense:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Operating leases	$25.1	$22.3	$20.2
Short-term leases	6.6	4.6	3.2
Finance leases	1.2	1.1	1.4
Interest on lease liabilities	0.2	0.2	0.2
Total lease expense	$33.1	$28.2	$25.0
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$27.4	$24.3
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.2	1.1
Non-cash ROU assets obtained in exchange for new lease liabilities	34.3	26.0
Non-cash remeasurements decreasing ROU assets and lease liabilities	(0.7)	(3.6)

Schedule of Lease Expense
The weighted-average remaining lease term of the Company’s leases is as follows:

	31 March
(In Years)	2025	2024
Operating leases	6.3	7.1
Finance leases	3.2	3.4

The weighted-average discount rate of the Company’s leases is as follows:

	31 March
	2025	2024
Operating leases	5.8%	5.4%
Finance leases	6.2%	5.6%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2025:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2026	$25.3	$1.2	$26.5
2027	19.3	0.8	20.1
2028	15.9	0.6	16.5
2029	10.7	0.4	11.1
2030	6.6	0.1	6.7
Thereafter	25.2	—	25.2
Total	$103.0	$3.1	$106.1
Less: imputed interest			17.6
Total lease liabilities			$88.5

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2025:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2026	$25.3	$1.2	$26.5
2027	19.3	0.8	20.1
2028	15.9	0.6	16.5
2029	10.7	0.4	11.1
2030	6.6	0.1	6.7
Thereafter	25.2	—	25.2
Total	$103.0	$3.1	$106.1
Less: imputed interest			17.6
Total lease liabilities			$88.5